Schedule of Investments
March 31, 2023 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 56.00%

Apparel & Textile - 4.05%
Crown Crafts, Inc.	45,358		261,262
Culp, Inc. (2)	189,028		982,946

			1,244,208

Banks & Thrifts - 1.38%
American National Bankshares, Inc. (2)	100		3,170
Hope Bancorp, Inc.	11,007		108,088
OP Bancorp	23,425		208,717
PCB Bancorp	7,200		104,328

			424,303

Commercial & Professional Services - 0.19%
Healthcare Services Group, Inc. (2)	4,000		55,480
Saga Communications, Inc.	100		2,223
True Blue, Inc. (2)	100		1,780

			59,483

Construction & Fabrication - 7.58%
Gulf Island Fabrication, Inc. (2)	422,668		1,563,872
Preformed Line Products Co.	550		70,422
Williams Industrial Service Group, Inc. (2)	673,994		694,214

			2,328,508

Energy - 9.37%
Bristow Group, Inc. (2)	54,667		1,224,541
Dorian LPG Ltd.	29,270		583,644
PHI Group, Inc.	100		1,050
Sabine Royalty Trust	593		42,583
Seacor Marine Holdings, Inc. (2)	98,367		748,573
Select Energy Services, Inc. Class A (2)	39,953		278,073

			2,878,464

Furniture & Fixtures - 2.25%
Ethan Allen Interiors, Inc.	8,353		229,373
Flexsteel Industries, Inc.	4,185		80,603
Hooker Furnishings Corp.	20,920		380,535

			690,511

Industrial Metals - 2.39%
Friedman Industries, Inc.	23,631		267,975
Universal Stainless & Alloy Products, Inc. (2)	49,914		466,696

			734,671

Insurance - 0.46%
First Acceptance Corp. (2)	103,581		93,223
Mercury General Corp.	1,469		46,626

			139,849

Power Equipment - 12.08%
AstroNova, Inc. (2)	6,183		86,593
Graham Corp. (2)	14,272		1,860,918
Hurco Cos., Inc.	27,413		694,097
Powell Industries, Inc.	25,080		1,068,157

			3,709,765

Real Estate - 1.20%
Getty Realty Corp.	4,207		151,578
Potlatch Deltic Corp.	1,900		94,050
Regency Affiliates, Inc.	3,255		20,507
Tri Pointe Group, Inc. (2)	4,000		101,280

			367,415

Retail - 5.15%
Shoe Carnival, Inc.	2,000		51,300
The Buckle, Inc.	13,729		489,988
Weyco Group, Inc.	41,066		1,038,970

			1,580,258

Technology - 5.09%
Benchmark Electronics, Inc.	5,000		118,450
Coda Octopus Group, Inc. (2)	53,576		392,176
Daktronics, Inc.(2)	178,635		1,012,861
Ultralife Corp. (2)	9,562		38,439

			1,561,926

Transportation - 4.81%

Heartland Express, Inc.	26,682		424,777
Kirby Corp. (2)	1,000		69,700
Miller Industries, Inc.	7,000		247,450
Patriot Transportation Holdings, Inc. (2)	91,787		734,296

			1,476,223

Total Common Stock	(Cost $ 13,482,480)		17,195,584

Closed-End & Exchange Traded Funds - 3.26%

Barings Participation Investor (4)	4,378		56,138
Sprott Gold Miners ETF (2) (4)	17,100		482,904
Sprott Junior Gold Miners ETF (2) (4)	13,822		462,484

Total Exchange-Traded Funds	(Cost $ 683,586)		1,001,526

Money Market Registered Investment Companies - 40.73%

First American Government Obligation Fund Class Z 4.6091% (3)	11,507,516		11,507,516
Invesco Government & Agency Portolio Institutional Class 4.73% (3)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 12,507,516)		12,507,516

Total Investments - 100.00%	(Cost $ 26,673,582)		30,704,626

Other Assets Less Liabilities -- .00%			955

Total Net Assets - 100.00%			30,705,581

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$30,704,626	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$30,704,626		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at March 31, 2023
(4) Exchange-traded fund.